COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS - Other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities
Insurance premiums financed		$ 69	$ 81
Other liabilities		27
Other current liabilities	$ 10	$ 96	$ 81